Cost Method Investment (Details) - USD ($)	Dec. 15, 2021	Jun. 30, 2022
Equity Method Investments and Joint Ventures [Abstract]
Cost method investment amount		$ 6,602,000
Common stock shares issued (in Shares)	20,000,000
Percentage of equity interest rate	5.00%
Fair market value	$ 6,602,000